Segment Information	3 Months Ended
Mar. 31, 2017
Segment Information disclosure
Segment Information disclosure [Text Block]

2.             SEGMENT INFORMATION

The following tables summarize the components of the Company’s revenues, income and total assets by reportable business segments.

(for the three months ended March 31, in millions)	Business Insurance	Bond & Specialty Insurance	Personal Insurance	Total Reportable Segments
2017
Premiums	$3,429	$555	$2,199	$6,183
Net investment income	453	61	96	610
Fee income	109	—	4	113
Other revenues	9	5	16	30

Total segment revenues (1)	$4,000	$621	$2,315	$6,936

Segment income (1)	$442	$145	$89	$676

2016
Premiums	$3,414	$552	$2,015	$5,981
Net investment income	399	60	85	544
Fee income	114	—	3	117
Other revenues	30	4	16	50

Total segment revenues (1)	$3,957	$616	$2,119	$6,692

Segment income (1)	$447	$160	$152	$759

(1)         Segment revenues for reportable business segments exclude net realized investment gains (losses). Segment income for reportable business segments equals net income excluding the after-tax impact of net realized investment gains (losses).

Business Segment Reconciliations

	Three Months Ended March 31,
(in millions)	2017	2016
Revenue reconciliation
Earned premiums:
Business Insurance:
Domestic:
Workers’ compensation	$976	$981
Commercial automobile	506	491
Commercial property	435	437
General liability	491	482
Commercial multi-peril	774	782
Other	7	5

Total Domestic	3,189	3,178
International	240	236

Total Business Insurance	3,429	3,414

Bond & Specialty Insurance:
Domestic:
Fidelity and surety	234	230
General liability	235	234
Other	45	44

Total Domestic	514	508
International	41	44

Total Bond & Specialty Insurance	555	552

Personal Insurance:
Domestic:
Automobile	1,094	936
Homeowners and Other	955	938

Total Domestic	2,049	1,874
International	150	141

Total Personal Insurance	2,199	2,015

Total earned premiums	6,183	5,981
Net investment income	610	544
Fee income	113	117
Other revenues	30	50

Total segment revenues	6,936	6,692
Other revenues	1	3
Net realized investment gains (losses)	5	(9)

Total revenues	$6,942	$6,686

Income reconciliation, net of tax
Total segment income	$676	$759
Interest Expense and Other (1)	(62)	(61)

Core income	614	698
Net realized investment gains (losses)	3	(7)

Net income	$617	$691

(1)     The primary component of Interest Expense and Other for the three months ended March 31, 2017 and 2016 was after-tax interest expense of $58 million and $59 million, respectively.

(in millions)	March 31, 2017	December 31, 2016
Asset reconciliation:
Business Insurance	$76,835	$75,730
Bond & Specialty Insurance	8,728	8,726
Personal Insurance	15,338	15,426

Total segment assets	100,901	99,882
Other assets (1)	345	363

Total consolidated assets	$101,246	$100,245

(1)         The primary components of other assets at both March 31, 2017 and December 31, 2016 were other intangible assets and deferred taxes.